Property and Equipment (Details Narrative) (10-K) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation	$ 41,356	$ 18,480		$ 19,744
Long term debt current				$ 37,027